Fair value of financial instruments - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	£ 0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	£ 42,700
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	(9,900)
Transfers out of Level 3 of fair value hierarchy, assets	4,700
Transfers out of Level 3 of fair value hierarchy, liabilities	(2,300)
Significant unobservable inputs (Level 3) | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	1,221	1,541
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	1,309	1,405
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	1,948	4,156
Financial instruments at fair value, category | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	227	264
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	73	64
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	36	55
Financial instruments at amortised cost, category | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	163	164
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	6	9
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 5	£ 0